Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2017	2016	2017	2016	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$16,202	$15,856	$6,625	$6,322	$2,259	$2,216
Acquisitions/Transfers	—	—	3	(5)	—	—
Service cost	268	259	142	133	52	54
Interest cost	565	575	157	171	80	79
Participant contributions	—	—	8	8	—	—
Foreign exchange rate changes	—	—	667	(472)	3	7
Plan amendments	—	5	6	(4)	(6)	—
Actuarial (gain) loss	1,263	427	170	724	127	7
Benefit payments	(936)	(919)	(276)	(245)	(105)	(104)
Settlements, curtailments, special termination benefits and other	(2)	(1)	—	(7)	—	—
Benefit obligation at end of year	$17,360	$16,202	$7,502	$6,625	$2,410	$2,259
Change in plan assets
Fair value of plan assets at beginning of year	$14,081	$13,966	$5,617	$5,669	$1,356	$1,367
Acquisitions/Transfers	—	—	2	—	—	—
Actual return on plan assets	1,693	779	714	512	143	90
Company contributions	852	259	112	121	3	3
Participant contributions	—	—	8	8	—	—
Foreign exchange rate changes	—	—	560	(444)	—	—
Benefit payments	(936)	(919)	(276)	(245)	(105)	(104)
Settlements, curtailments, special termination benefits and other	(4)	(4)	—	(4)	—	—
Fair value of plan assets at end of year	$15,686	$14,081	$6,737	$5,617	$1,397	$1,356
Funded status at end of year	$(1,674)	$(2,121)	$(765)	$(1,008)	$(1,013)	$(903)

Amounts recognized in the Consolidated Balance Sheet

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2017	2016	2017	2016	2017	2016
Amounts recognized in the Consolidated Balance Sheet as of Dec. 31,
Non-current assets	$4	$4	$233	$48	$—	$—
Accrued benefit cost
Current liabilities	(53)	(52)	(12)	(10)	(4)	(4)
Non-current liabilities	(1,625)	(2,073)	(986)	(1,046)	(1,009)	(899)
Ending balance	$(1,674)	$(2,121)	$(765)	$(1,008)	$(1,013)	$(903)

Amounts recognized in accumulated other comprehensive income

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2017	2016	2017	2016	2017	2016
Amounts recognized in accumulated other comprehensive income as of Dec. 31,
Net transition obligation (asset)	$—	$—	$—	$—	$—	$—
Net actuarial loss (gain)	5,921	5,704	1,720	1,933	774	761
Prior service cost (credit)	(175)	(198)	(40)	(56)	(163)	(214)
Ending balance	$5,746	$5,506	$1,680	$1,877	$611	$547

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2017	2016	2017	2016
Projected benefit obligation	$17,350	$16,202	$2,687	$2,590
Accumulated benefit obligation	16,260	15,149	2,449	2,351
Fair value of plan assets	15,671	14,081	1,731	1,635

Components of net periodic benefit cost (benefit)

Components of net periodic cost and other amounts recognized in other comprehensive income

The service cost component of defined benefit net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. As discussed in Note 5, the other components of net periodic benefit cost are reflected in other expense (income), net.  Components of net periodic benefit cost and other supplemental information for the years ended December 31 follow:

	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States			International			Benefits
(Millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net periodic benefit cost (benefit)
Service cost	$268	$259	$293	$142	$133	$154	$52	$54	$75
Interest cost	565	575	655	157	171	206	80	79	98
Expected return on plan assets	(1,035)	(1,043)	(1,069)	(292)	(309)	(308)	(86)	(90)	(91)
Amortization of transition asset	—	—	—	—	(1)	(1)	—	—	—
Amortization of prior service benefit	(23)	(24)	(24)	(13)	(13)	(13)	(53)	(55)	(42)
Amortization of net actuarial loss	388	354	409	126	91	144	56	61	73
Settlements, curtailments, special termination benefits and other	2	4	2	4	4	(6)	(4)	—	1
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	$165	$125	$266	$124	$76	$176	$45	$49	$114
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	—	—	—	—	1	1	—	—	—
Prior service cost (benefit)	—	5	—	6	(5)	10	(1)	—	(212)
Amortization of prior service benefit	23	24	24	13	13	13	53	55	42
Net actuarial (gain) loss	605	692	312	(248)	512	(270)	69	8	(23)
Amortization of net actuarial loss	(388)	(354)	(409)	(126)	(91)	(144)	(56)	(61)	(73)
Foreign currency	—	—	—	167	(93)	(174)	—	—	(1)
Total recognized in other comprehensive (income) loss	$240	$367	$(73)	$(188)	$337	$(564)	$65	$2	$(267)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$405	$492	$193	$(64)	$413	$(388)	$110	$51	$(153)

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$—	$—	$—
Amortization of prior service cost (benefit)	(23)	(13)	(40)
Amortization of net actuarial (gain) loss	503	116	62
Total amortization expected over the next fiscal year	$480	$103	$22

Weighted-average assumptions used to determine benefit obligations and net cost

Weighted-average assumptions used to determine benefit obligations as of December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2017	2016	2015	2017	2016	2015	2017	2016	2015

Discount rate	3.68%	4.21%	4.47%	2.41%	2.54%	3.12%	3.79%	4.26%	4.48%
Compensation rate increase	4.10%	4.10%	4.10%	2.89%	2.90%	2.90%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2017	2016	2015	2017	2016	2015	2017	2016	2015

Discount rate - service cost	4.42%	4.70%	4.10%	2.32%	2.84%	3.11%	4.50%	4.70%	4.07%
Discount rate - interest cost	3.61%	3.73%	4.10%	2.25%	2.72%	3.11%	3.80%	3.80%	4.07%
Expected return on assets	7.25%	7.50%	7.75%	5.16%	5.77%	5.90%	6.48%	6.91%	6.91%
Compensation rate increase	4.10%	4.10%	4.10%	2.90%	2.90%	3.33%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2018 Benefit Payments	$1,074	$237	$139
2019 Benefit Payments	1,090	251	148
2020 Benefit Payments	1,102	260	157
2021 Benefit Payments	1,110	278	166
2022 Benefit Payments	1,126	285	174
Next five years	5,724	1,640	843

Qualified and Non-qualified Pension Benefits | United States
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2017	2016	2017	2016	2017	2016	2017	2016
Equities
U.S. equities	$1,568	$1,522	$—	$—	$—	$—	$1,568	$1,522
Non-U.S. equities	1,527	1,179	—	—	—	—	1,527	1,179
Index and long/short equity funds*							422	414
Total Equities	$3,095	$2,701	$—	$—	$—	$—	$3,517	$3,115
Fixed Income
U.S. government securities	$2,666	$1,701	$484	$560	$—	$—	$3,150	$2,261
Non-U.S. government securities	—	—	168	146	—	—	168	146
Preferred and convertible securities	4	4	2	1	—	—	6	5
U.S. corporate bonds	10	10	2,904	3,392	—	—	2,914	3,402
Non-U.S. corporate bonds	—	—	614	672	—	—	614	672
Derivative instruments	—	(1)	110	(31)	—	—	110	(32)
Other*							8	7
Total Fixed Income	$2,680	$1,714	$4,282	$4,740	$—	$—	$6,970	$6,461
Private Equity
Derivative instruments	$—	$—	$—	$—	$(7)	$(83)	$(7)	$(83)
Growth equity	34	19	—	—	—	—	34	19
Partnership investments*							2,062	2,188
Total Private Equity	$34	$19	$—	$—	$(7)	$(83)	$2,089	$2,124
Absolute Return
Derivative instruments	$—	$—	$—	$(7)	$—	$—	$—	$(7)
Fixed income and other	31	29	102	78	—	—	133	107
Hedge fund/fund of funds*							1,871	1,793
Partnership investments*							335	296
Total Absolute Return	$31	$29	$102	$71	$—	$—	$2,339	$2,189
Cash and Cash Equivalents
Cash and cash equivalents	$109	$55	$14	$—	$1	$2	$124	$57
Repurchase agreements and derivative margin activity	—	—	(502)	(545)	—	—	(502)	(545)
Cash and cash equivalents, valued at net asset value*							1,402	931
Total Cash and Cash Equivalents	$109	$55	$(488)	$(545)	$1	$2	$1,024	$443
Total	$5,949	$4,518	$3,896	$4,266	$(6)	$(81)	$15,939	$14,332
Other items to reconcile to fair value of plan assets							$(253)	$(251)
Fair value of plan assets							$15,686	$14,081

Qualified and Non-qualified Pension Benefits | International Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2017	2016	2017	2016	2017	2016	2017	2016
Equities
Growth equities	$659	$605	$289	$214	$—	$—	$948	$819
Value equities	597	575	43	28	—	—	640	603
Core equities	62	55	790	583	4	4	856	642
Equities, valued at net asset value*							21	16
Total Equities	$1,318	$1,235	$1,122	$825	$4	$4	$2,465	$2,080
Fixed Income
Domestic government	$362	$340	$256	$202	$4	$3	$622	$545
Foreign government	168	142	338	353	—	—	506	495
Corporate debt securities	63	51	1,072	888	10	9	1,145	948
Fixed income securities, valued at net asset value*							976	641
Total Fixed Income	$593	$533	$1,666	$1,443	$14	$12	$3,249	$2,629
Private Equity
Real estate	$36	$29	$74	$62	$3	$3	$113	$94
Real estate, valued at net asset value*							36	34
Partnership investments*							68	63
Total Private Equity	$36	$29	$74	$62	$3	$3	$217	$191
Absolute Return
Derivatives	$—	$(4)	$2	$—	$—	$—	$2	$(4)
Insurance	—	—	—	—	519	455	519	455
Other	—	—	—	—	7	6	7	6
Other, valued at net asset value*							1	—
Hedge funds*							194	174
Total Absolute Return	$—	$(4)	$2	$—	$526	$461	$723	$631
Cash and Cash Equivalents
Cash and cash equivalents	$67	$99	$34	$18	$—	$—	$101	$117
Cash and cash equivalents, valued at net asset value*							3	4
Total Cash and Cash Equivalents	$67	$99	$34	$18	$—	$—	$104	$121
Total	$2,014	$1,892	$2,898	$2,348	$547	$480	$6,758	$5,652
Other items to reconcile to fair value of plan assets							$(21)	$(35)
Fair value of plan assets							$6,737	$5,617

Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2017	2016	2017	2016	2017	2016	2017	2016
Equities
U.S. equities	$465	$477	$—	$—	$—	$—	$465	$477
Non-U.S. equities	71	62	—	—	—	—	71	62
Index and long/short equity funds*							45	40
Total Equities	$536	$539	$—	$—	$—	$—	$581	$579
Fixed Income
U.S. government securities	$136	$102	$205	$191	$—	$—	$341	$293
Non-U.S. government securities	—	—	9	9	—	—	9	9
U.S. corporate bonds	—	—	159	172	—	—	159	172
Non-U.S. corporate bonds	—	—	35	36	—	—	35	36
Derivative instruments	—	—	4	(1)	—	—	4	(1)
Total Fixed Income	$136	$102	$412	$407	$—	$—	$548	$509
Private Equity
Derivative instruments	$—	$—	$—	$—	$—	$(3)	$—	$(3)
Growth equity	2	1	—	—	—	—	2	1
Partnership investments*							109	113
Total Private Equity	$2	$1	$—	$—	$—	$(3)	$111	$111
Absolute Return
Fixed income and other	$1	$1	$4	$3	$—	$—	$5	$4
Hedge fund/fund of funds*							76	72
Partnership investments*							14	12
Total Absolute Return	$1	$1	$4	$3	$—	$—	$95	$88
Cash and Cash Equivalents
Cash and cash equivalents	$34	$44	$1	$3	$—	$—	$35	$47
Repurchase agreements and derivative margin activity	—	—	(20)	(22)	—	—	(20)	(22)
Cash and cash equivalents, valued at net asset value*							57	38
Total Cash and Cash Equivalents	$34	$44	$(19)	$(19)	$—	$—	$72	$63
Total	$709	$687	$397	$391	$—	$(3)	$1,407	$1,350
Other items to reconcile to fair value of plan assets							$(10)	$6
Fair value of plan assets							$1,397	$1,356